Commitments and contingencies - Contingent milestone, royalty and other research and development commitments (Details)	12 Months Ended
Dec. 31, 2025 USD ($) payment
Commitments and contingencies
Royalties as a percentage of net sales in scenario one	1.00%
Royalties as a percentage of net sales in scenario two	2.00%
Percentage of sublicensing income for payments which are subject to triggering events	2.00%
Milestone payments made	$ 37,000
each time a Licensed Product is the subject of an approved IND
Commitments and contingencies
Payments for milestone subject to triggering events	$ 50,000
Number of payment per new drug candidate | payment	1
each time a Licensed Product first enters Phase II human clinical trials
Commitments and contingencies
Payments for milestone subject to triggering events	$ 150,000
Number of payment per new drug candidate | payment	1
each time a Licensed Product first enters Phase III human clinical trials
Commitments and contingencies
Payments for milestone subject to triggering events	$ 300,000
Number of payment per new drug candidate | payment	1
each time a Licensed Product is the subject of a regulatory approval
Commitments and contingencies
Payments for milestone subject to triggering events	$ 1,000,000
Number of payment per new drug candidate	1